Shares	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Shares
Shares
a) Common shares
Authorized:
Unlimited number of voting common shares
Unlimited number of non-voting common shares
Issued and outstanding:

	Voting common shares	Treasury shares	Common shares outstanding, net of treasury shares
Issued and outstanding at December 31, 2012	36,251,006	—	36,251,006
Issued upon exercise of stock options	295,230	—	295,230
Retired through Share Purchase Program	(1,800,000)	—	(1,800,000)
Issued and outstanding at December 31, 2013	34,746,236	—	34,746,236
Issued upon exercise of stock options	385,880	—	385,880
Issued upon exercise of senior executive stock options	291,800	—	291,800
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (note 22(d(ii)), 22(e) and 22(f(ii)))	—	(589,892)	(589,892)
Retired through Share Purchase Program (note 17(c))	(500,000)	—	(500,000)
Issued and outstanding at December 31, 2014	34,923,916	(589,892)	34,334,024
Issued upon exercise of stock options	30,080	—	30,080
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (note 22(d(ii)), 22(e) and 22(f(ii)))	—	(687,314)	(687,314)
Settlement of certain equity classified stock-based compensation	—	20,403	20,403
Retired through Share Purchase Programs (note 17(c))	(1,803,715)	—	(1,803,715)
Issued and outstanding at December 31, 2015	33,150,281	(1,256,803)	31,893,478

On June 12, 2014, the Company entered into a trust fund agreement whereby the trustee will purchase and hold common shares, classified as treasury shares on our consolidated balance sheet, until such time that units issued under certain stock-based compensation plans are to be settled (note 22(d(ii)), 22(e) and 22(f(ii))).
b) Net (loss) income per share

Year ended December 31,	2015	2014	2013
Net loss from continuing operations	$(7,470)	$(697)	$(18,047)
Net loss (income) from discontinued operations	—	(472)	87,231
Net (loss) income	$(7,470)	$(1,169)	$69,184

Weighted average number of basic common shares	32,758,088	35,014,418	36,269,996
Dilutive effect of stock options and treasury shares	—	—	342,957
Weighted average number of diluted common shares	32,758,088	35,014,418	36,612,953

Basic per share information
Net loss from continuing operations	$(0.23)	$(0.02)	$(0.50)
Net loss (income) from discontinued operations	—	(0.01)	2.41
Net (loss) income	$(0.23)	$(0.03)	$1.91

Diluted per share information
Net loss from continuing operations	$(0.23)	$(0.02)	$(0.50)
Net loss (income) from discontinued operations	—	(0.01)	2.39
Net (loss) income	$(0.23)	$(0.03)	$1.89

For the year ended December 31, 2015, there were 1,448,000 stock options which were anti-dilutive and therefore were not considered in computing diluted earnings per share (December 31, 2014 – 1,765,920; December 31, 2013 - 863,414).
c) Share purchase programs
On August 14, 2015, the Company commenced a normal course issuer bid in Canada through the facilities of the Toronto Stock Exchange ("TSX"), to purchase up to 532,520 voting common shares (the "NCIB") that terminated on December 17, 2015. As at December 31, 2015, a total of 532,520 common voting shares were purchased and subsequently cancelled in the normal course resulting in a reduction of $4,500 to common shares and an increase to additional paid-in capital of $2,948.
On December 18, 2014, the Company commenced purchasing and subsequently canceling 1,771,195 voting common shares (the "Purchase Program"), in the United States primarily through the facilities of the New York Stock Exchange ("NYSE"). Such voting common shares represented approximately 5% of the issued and outstanding voting common shares as of December 10, 2014. In June 2015, the Company completed the share purchase program canceling 1,271,195 voting common shares in the current year resulting in a reduction of $10,917 to common shares and an increase to additional paid-in capital of $6,284. As at December 31, 2015, a total of 1,771,195 common shares had been purchased and subsequently cancelled in the normal course. As at December 31, 2014, a total of 500,000 voting common shares had been purchased and subsequently cancelled in the normal course resulting in a reduction of $4,238 to common share and an increase to additional paid-in capital of $2,297.
d) Dividends
On February 19, 2014, it was announced that as part of the Company's long term goal to maximize shareholders' value and broaden our shareholder base, the Board of Directors approved the implementation of a new dividend policy. The Company intends to pay an annual aggregate dividend of eight Canadian cents ($0.08) per common share, payable on a quarterly basis. Under the original dividend policy, the record date for payment was set on the last day of each quarter, with payment distributed in the following month. On November 2, 2015, the Board of Directors resolved to change the dividend policy to move record dates and payment dates approximately one month earlier, thus allowing the Company to make payment in the same quarter a dividend is declared. This change resulted in a dividend payment in December 2015 that, under the old policy, would have been made in January of 2016. In total, the Company paid regular quarterly cash dividends of $0.02 per share on common shares during the year ended December 31, 2015 on each of the following dates: January 23, 2015; April 24, 2015; July 24, 2015; October 23, 2015; and December 11, 2015.